SEGMENT INFORMATION - Revenues from External Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Collaborative Arrangement
Revenues from external customers:
Time and voyage charter revenues		$ 23,359	$ 73,931
The Cool Pool | Non-collaborative Arrangement Transactions
Revenues from external customers:
Time and voyage charter revenues		43,300
The Cool Pool | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk amount	$ 0	$ 66,691	$ 251,070
Concentration risk percentage	0.00%	16.00%	62.00%
The Cool Pool | Sales Revenue, net | Customer Concentration Risk | Non-collaborative Arrangement Transactions
Revenues from external customers:
Time and voyage charter revenues		$ 66,700
Perenco and SNH | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk amount	$ 226,061	$ 218,096	$ 127,625
Concentration risk percentage	54.00%	51.00%	31.00%
An international major trading house | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk amount	$ 46,090	$ 25,371	$ 0
Concentration risk percentage	11.00%	6.00%	0.00%
A European major trading house | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk amount	$ 43,536	$ 8,908	$ 0
Concentration risk percentage	10.00%	2.00%	0.00%